Ivy Funds

Supplement dated April 1, 2020 to the

Ivy Funds Prospectus

dated July 31, 2019

as supplemented November 4, 2019, December 31, 2019, January 8, 2020, March 13, 2020 and March 19, 2020

The following replaces the “Ivy Large Cap Growth Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 10:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class E		Class I		Class N		Class R		Class Y
Management Fees	0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%		0.63%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.25%		0.00%		0.00%		0.50%		0.25%
Other Expenses	0.16%		0.34%		0.17%		0.31%		0.18%		0.03%		0.27%		0.17%
Total Annual Fund Operating Expenses	1.04%		1.97%		1.80%		1.19%		0.81%		0.66%		1.40%		1.05%
Fee Waiver and/or Expense Reimbursement[3,4,5,6]	0.01%		0.14%		0.01%		0.09%		0.17%		0.02%		0.01%		0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[7]	1.03%	[8]	1.83%	[8]	1.79%	[8]	1.10%	[8]	0.64%	[8]	0.64%	[8]	1.39%	[8]	1.03%[8]

[3]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class Y shares at 1.05%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[4]	Through July 31, 2021, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 1.04%; Class B shares at 1.83%; and Class E shares at 1.10%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[5]	Through July 31, 2022, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.64%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[6]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[7]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.
[8]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Large Cap Growth Fund - Example” section on page 11:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

Page 1

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$885	$1,114	$1,771
Class B Shares	586	905	1,149	2,043
Class C Shares	182	564	973	2,114
Class E Shares	379	670	980	1,849
Class I Shares	65	224	415	969
Class N Shares	65	207	364	819
Class R Shares	142	441	764	1,678
Class Y Shares	105	330	575	1,279

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$674	$885	$1,114	$1,771
Class B Shares	186	605	1,049	2,043
Class C Shares	182	564	973	2,114
Class E Shares	379	670	980	1,849
Class I Shares	65	224	415	969
Class N Shares	65	207	364	819
Class R Shares	142	441	764	1,678
Class Y Shares	105	330	575	1,279

The following replaces the second sentence of the “Ivy Global Bond Fund – Fees and Expenses” section on page 40:

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $250,000 in funds within the Ivy Funds and/or InvestEd Portfolios.

The following replaces the “Ivy Global Bond Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 40:

Shareholder Fees

(fees paid directly from your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	2.50%		None		None		None	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	1.00%	[1]	5.00%	[1]	1.00%	[1]	None	None	None	None
Maximum Account Fee	$20[2]		None		None		None	None	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class I	Class N	Class R	Class Y
Management Fees	0.62%		0.62%		0.62%		0.62%	0.62%	0.62%	0.62%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.00%	0.00%	0.50%	0.25%
Other Expenses	0.36%		0.66%		0.32%		0.26%	0.09%	0.33%	0.24%
Total Annual Fund Operating Expenses	1.23%		2.28%[3]		1.94%[3]		0.88%	0.71%	1.45%	1.11%
Fee Waiver and/or Expense Reimbursement[4,5,6]	0.27%		0.60%		0.22%		0.14%	0.00%	0.00%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.96%	[7]	1.68%	[7]	1.72%	[7]	0.74%	0.71%	1.45%	0.99%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $250,000 or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A shares, if your Fund account balance is below $650 at the start of business on the Friday prior to the last full week of September of each year, the account will be assessed an account fee of $20.

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[3]	The Total Annual Fund Operating Expenses ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund.
[4]	Through July 31, 2020, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.74%; and Class Y shares at 0.99%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).
[5]	Through July 31, 2021, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class A shares at 0.96%; Class B shares at 1.68%; and Class C shares at 1.72%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[6]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.
[7]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Global Bond Fund - Example” section on page 41:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$345	$605	$883	$1,678
Class B Shares	571	955	1,266	2,303
Class C Shares	175	588	1,027	2,247
Class I Shares	76	267	474	1,071
Class N Shares	73	227	395	883
Class R Shares	148	459	792	1,735
Class Y Shares	101	341	600	1,341

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$345	$605	$883	$1,678
Class B Shares	171	655	1,166	2,303
Class C Shares	175	588	1,027	2,247
Class I Shares	76	267	474	1,071
Class N Shares	73	227	395	883
Class R Shares	148	459	792	1,735
Class Y Shares	101	341	600	1,341

The following replaces the “Ivy Securian Core Bond Fund - Annual Fund Operating Expenses” table (as well as the applicable footnotes) on page 70:

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Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A		Class B		Class C		Class E		Class I		Class N		Class R		Class Y
Management Fees	0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%		0.51%
Distribution and Service (12b-1) Fees	0.25%		1.00%		1.00%		0.25%		0.00%		0.00%		0.50%		0.25%
Other Expenses	0.29%		0.35%		0.23%		0.51%		0.23%		0.07%		0.32%		0.22%
Total Annual Fund Operating Expenses	1.05%		1.86%		1.74%		1.27%		0.74%		0.58%		1.33%		0.98%
Fee Waiver and/or Expense Reimbursement[3,4,5,6]	0.12%		0.12%		0.12%		0.32%		0.29%		0.13%		0.12%		0.12%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.93%	[7]	1.74%	[7]	1.62%	[7]	0.95%	[7]	0.45%	[7]	0.45%	[7]	1.21%	[7]	0.86%[7]

[3]	Through July 31, 2021, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class E shares at 0.95%. Prior to that date, the expense limitation may not be terminated without the consent of the Board of Trustees (Board).

[4]	Through July 31, 2022, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class I shares and Class N shares at 0.45%. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[5]	Through July 31, 2020, IDI and/or WISC have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to ensure that the total annual ordinary fund operating expenses of the Class N shares and Class Y shares do not exceed the total annual ordinary fund operating expenses of the Class I shares and Class A shares, respectively, as calculated at the end of each month. Prior to that date, the expense limitation may not be terminated without the consent of the Board.

[6]	Due to a separate contractual class waiver, certain common expenses applicable to all share classes also may be waived to cap total annual ordinary fund operating expenses, which may serve to reduce the expense ratio of certain share classes.

[7]	The Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement ratio shown above does not correlate to the expense ratio shown in the Financial Highlights table because it has been restated to exclude certain one-time expenses of the Fund and/or to reflect a change in the Fund’s contractual class waiver.

The following replaces the “Ivy Securian Core Bond Fund - Example” section on page 71:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$867	$1,099	$1,763
Class B Shares	577	861	1,083	1,947
Class C Shares	165	524	921	2,031
Class E Shares	365	672	1,000	1,918
Class I Shares	46	177	353	862
Class N Shares	46	159	297	700
Class R Shares	123	397	705	1,580
Class Y Shares	88	288	518	1,179

Page 4

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$664	$867	$1,099	$1,763
Class B Shares	177	561	983	1,947
Class C Shares	165	524	921	2,031
Class E Shares	365	672	1,000	1,918
Class I Shares	46	177	353	862
Class N Shares	46	159	297	700
Class R Shares	123	397	705	1,580
Class Y Shares	88	288	518	1,179

The following replaces footnote 3 of the “General Comparison of Class A, Class B, Class C and Class T Shares” table in the “Your Account - Choosing a Share Class” section on page 217:

[3]	A 1% CDSC is only imposed on Class A shares purchased at NAV for $1 million or more ($250,000 or more for Ivy Global Bond Fund and Ivy Limited-Term Bond Fund) that are subsequently redeemed within 12 months of purchase.

The following replaces the “Calculation of Sales Charges on Class A Shares” tables and footnotes in the “Your Account - Choosing a Share Class - Calculation of Sales Charges on Class A Shares” section on page 219:

Calculation of Sales Charges on Class A Shares

For all Funds except for Ivy Global Bond Fund, Ivy Government Money Market Fund, Ivy Limited-Term Bond Fund, Ivy Municipal Bond Fund and Ivy Municipal High Income Fund
Size of Purchase	Sales Chargeas Percent of Offering Price[1]	Sales Chargeas Approx. Percent of Amount Invested	Reallowance to Dealersas Percent of Offering Price
under $50,000	5.75%	6.10%	5.00%
$50,000 to less than $100,000	5.25	5.54	4.50
$100,000 to less than $200,000	4.75	4.99	4.00
$200,000 to less than $300,000	3.50	3.63	2.80
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

Ivy Global Bond Fund Ivy Limited-Term Bond Fund
Size of Purchase	Sales Chargeas Percent of Offering Price[1]	Sales Chargeas Approx. Percent of Amount Invested	Reallowance to Dealersas Percent of Offering Price
under $250,000	2.50%	2.56%	2.00%
$250,000 and over[2]	0.00	0.00	see below

Page 5

Ivy Municipal Bond Fund and Ivy Municipal High Income Fund
Size of Purchase	Sales Chargeas Percent of Offering Price[1]	Sales Chargeas Approx. Percent of Amount Invested	Reallowance to Dealersas Percent of Offering Price
under $50,000	4.25%	4.44%	3.60%
$50,000 to less than $100,000	3.75	3.90	3.25
$100,000 to less than $300,000	3.25	3.36	2.75
$300,000 to less than $500,000	2.50	2.56	2.00
$500,000 to less than $1,000,000	1.50	1.52	1.20
$1,000,000 and over[2]	0.00	0.00	see below

[1]	Due to the rounding of the NAV and the offering price of a Fund to two decimal places, the actual sales charge percentage calculated on a particular purchase may be higher or lower than the percentage stated above.

[2]	No sales charge is payable at the time of purchase on investments of $1 million or more ($250,000 or more for Ivy Global Bond Fund and Ivy Limited-Term Bond Fund), although for such investments the Fund will impose a CDSC of 1.00% on certain redemptions made within 12 months of the purchase. The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases in NAV above the initial purchase price.

The following replaces the first sentence of the last paragraph of the “Your Account - Choosing a Share Class - Sales Charge Reductions” section on page 221:

If you are investing $1 million or more ($250,000 or more for Ivy Global Bond Fund and Ivy Limited-Term Bond Fund or Class E shares), either as a lump sum or through one of the sales charge reduction features described above, you may be eligible to buy Class A or Class E shares without a sales charge.

The following replaces the “Appendix B: Intermediary Sales Charge Discounts and Waivers - Purchases Through Raymond James & Associates, Inc., Raymond James Financial Services, Inc. & Each Entity’s Affiliates (“Raymond James”)” section on page B-3 of the prospectus:

PURCHASES THROUGH RAYMOND JAMES & ASSOCIATES, INC., RAYMOND JAMES FINANCIAL SERVICES, INC. & EACH ENTITY’S AFFILIATES (“RAYMOND JAMES”)

Shareholders purchasing Fund shares through a Raymond James platform or brokerage account, or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

•	Shares purchased in an investment advisory program.

•	Shares purchased within the same fund family through a systematic reinvestment of capital gains and dividend distributions.

•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

Page 6

CDSC Waivers on Classes A, B and C shares available at Raymond James

•	Death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

•	Return of excess contributions from an IRA Account.

•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the fund’s prospectus.

•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints and/or rights of accumulation

•	Breakpoints as described in this prospectus.

•	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation of rights of accumulation only if the shareholder notifies his or her financial advisor about such assets.

•	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

The following is inserted immediately following page B-3 of the prospectus.

PURCHASES THROUGH JANNEY MONTGOMERY SCOTT, LLC (“JANNEY”)

Effective May 1, 2020, shareholders purchasing fund shares through a Janney or brokerage account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge waivers on Class A shares available at Janney

•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

•	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

•	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

•	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

Page 7

Sales Charge Waivers on Class A and C shares available at Janney

•	Shares sold upon the death or disability of the shareholder.

•	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

•	Shares purchased in connection with a return of excess contributions from an IRA account.

•	Shares sold as part of a required minimum distribution for IRA and other retirement accounts due to the shareholder reaching age 70½, as described in the fund’s Prospectus.

•	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Janney: breakpoints and/or rights of accumulation

•	Breakpoints as described in the fund’s Prospectus.

•	Rights of accumulation (ROA), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

PURCHASES THROUGH EDWARD D. JONES & CO.

Effective on or after May 1, 2020, clients of Edward Jones (also referred to as “shareholders”) purchasing Fund shares on the Edward Jones fee-based platforms or brokerage accounts are eligible only for the following sales charge discounts (also referred to as “breakpoints”) and waivers, which may differ from breakpoints and waivers described elsewhere in the Funds’ Prospectus or SAI. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of the Ivy Funds or other facts qualifying the purchaser for breakpoints or waivers. Edward Jones can ask for documentation of such circumstance.

Breakpoints

Rights of Accumulation (ROA)

•	The applicable sales charge on a purchase of Class A shares is determined by taking into account all share classes (except any money market funds and retirement plan share classes) of fund family assets held by the shareholder or in an account grouped by Edward Jones with other accounts for the purpose of providing certain pricing considerations (“pricing groups”). This includes all share classes held on the Edward Jones platform and/or held on another platform. The inclusion of eligible Fund assets in the rights of accumulation calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation.
•	ROA is determined by calculating the higher of cost minus redemptions or market value (current shares x NAV).

Letter of Intent (LOI)

•	Through a LOI, shareholders can receive the sales charge and breakpoint discounts for purchases shareholders intend to make over a 13-month period from the date Edward Jones receives the LOI. The LOI is determined by calculating the higher of cost minus redemptions or market value of qualifying holdings at LOI initiation in combination with the value that the shareholder intends to buy over a 13-month period to calculate the front-end sales charge and any breakpoint discounts. Each purchase the shareholder makes during that 13-month period will receive the sales charge and breakpoint discount that applies to the total amount. The inclusion of eligible fund family assets in the LOI calculation is dependent on the shareholder notifying his or her financial advisor of such assets at the time of calculation. Purchases made before the LOI is received by Edward Jones are not covered under the LOI and will not reduce the sales charge previously paid. Sales charges will be adjusted if LOI is not met.

Page 8

Sales Charge Waivers

Sales charges are waived for the following shareholders and in the following situations:

•	Associates of Edward Jones and its affiliates and their family members who are in the same pricing group (as determined by Edward Jones under its policies and procedures) as the associate. This waiver will continue for the remainder of the associate’s life if the associate retires from Edward Jones in good-standing.
•	Shares purchased in an Edward Jones fee-based program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment.
•	Shares purchased from the proceeds of redeemed shares of the same fund family so long as the following conditions are met: 1) the proceeds are from the sale of shares within 60 days of the purchase, and 2) the sale and purchase are made in the same share class and the same account or the purchase is made in an individual retirement account with proceeds from liquidations in a non-retirement account.
•	Shares exchanged into class A shares from another share class so long as the exchange is into the same fund and was initiated at the discretion of Edward Jones. Edward Jones is responsible for any remaining CDSC due to the fund company, if applicable. Any future purchases are subject to the applicable sales charge as disclosed in the Prospectus.
•	Exchanges from class C shares to class A shares of the same fund, generally, in the 84th month following the anniversary of the purchase date or earlier at the discretion of Edward Jones.

Contingent Deferred Sales Charge (CDSC) Waivers

If the shareholder purchases shares that are subject to a CDSC and those shares are redeemed before the CDSC is expired, the shareholder is responsible to pay the CDSC except in the following conditions:

•	The death or disability of the shareholder
•	Systematic withdrawals with up to 10% per year of the account value
•	Return of excess contributions from an Individual Retirement Account (IRA)
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts if the redemption is taken in or after the year the shareholder reaches qualified age based on applicable IRS regulations
•	Shares sold to pay Edward Jones fees or costs in such cases where the transaction is initiated by Edward Jones
•	Shares exchanged in an Edward Jones fee-based program
•	Shares acquired through NAV reinstatement

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Other Important Information

Minimum Purchase Amounts

•	$250 initial purchase minimum
•	$50 subsequent purchase minimum

Minimum Balances

•	Edward Jones has the right to redeem at its discretion fund holdings with a balance of $250 or less. The following are examples of accounts that are not included in this policy:

○	A fee-based account held on an Edward Jones platform
○	A 529 account held on an Edward Jones platform
○	An account with an active systematic investment plan or letter of intent (LOI)

Changing Share Classes

•	At any time it deems necessary, Edward Jones has the authority to exchange a shareholder’s holdings of a share class of a fund to Class A shares of the same fund at NAV.

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